Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	SSR MINING INC.
Entity Central Index Key	0000921638
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes